BALANCE SHEETS - USD ($)	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Pro Forma [Member]
CURRENT ASSETS:
Cash and Cash Equivalents	$ 127,241
Inventory	56,782
Note Receivable
Other Current Assets	22,000
Total Current Assets	206,023
NONCURRENT ASSETS:
Property, plant and equipment, net	389,967
Intangible assets, net	1,243,462
Goodwill	492,762
Total noncurrent assets	2,126,191
TOTAL ASSETS	2,332,214
CURRENT LIABILITIES:
Accounts Payable	220,861
Accrued Liabilities	70,758
Accrued Interest
Notes Payable	460,000
Convertible Notes	50,000
Notes Payable - Related Party	10,000
Convertible Notes Payable - Related Party	15,000
Due to Shareholder(s)	64,261
Total Current Liabilities	890,880
TOTAL LIABILITIES	890,880
STOCKHOLDERS' DEFICIT:
Common stock, $0.001 par value 10,000 authorized: 6,500 and 4,000 shares issued and outstanding as of December 31, 2016 and 2015, respectively	806,333
Additional paid-in capital	927,928
Accumulated deficit	(292,927)
TOTAL STOCKHOLDERS' DEFICIT	1,441,334
TOTAL LIABILITIES AND STOCKHOLDERS' DEFICIT	2,332,214
Record Street Brewing Co [Member]
CURRENT ASSETS:
Cash and Cash Equivalents	35,000		$ 100
Total Current Assets	35,000		100
NONCURRENT ASSETS:
Property, plant and equipment, net	322,608	349,070	1,656
Total noncurrent assets	322,608	349,070	1,656
TOTAL ASSETS	357,608	349,070	1,756
CURRENT LIABILITIES:
Accounts Payable	24,616	37,722	31,246
Accrued Interest	25,000	12,000
Notes Payable	25,000	10,000
Convertible Notes	100,000
Notes Payable - Related Party	10,000	10,000
Due to Shareholder(s)	167,981	159,911	100
Construction Liability	172,500	172,500
Total Current Liabilities	525,097	402,133	31,346
TOTAL LIABILITIES	525,097	402,133	31,346
STOCKHOLDERS' DEFICIT:
Common stock, $0.001 par value 10,000 authorized: 6,500 and 4,000 shares issued and outstanding as of December 31, 2016 and 2015, respectively	7	7	4
Additional paid-in capital	214,925	177,243	(4)
Accumulated deficit	(382,421)	(230,313)	(29,590)
TOTAL STOCKHOLDERS' DEFICIT	(167,489)	(53,063)	(29,590)
TOTAL LIABILITIES AND STOCKHOLDERS' DEFICIT	357,608	$ 349,070	$ 1,756
Record Street Brewing Co [Member] | Pro Forma [Member]
CURRENT ASSETS:
Cash and Cash Equivalents	35,000
Inventory
Note Receivable
Other Current Assets
Total Current Assets	35,000
NONCURRENT ASSETS:
Property, plant and equipment, net	322,608
Intangible assets, net
Goodwill
Total noncurrent assets	322,608
TOTAL ASSETS	357,608
CURRENT LIABILITIES:
Accounts Payable	24,616
Accrued Liabilities
Accrued Interest	25,000
Notes Payable	25,000
Convertible Notes	100,000
Notes Payable - Related Party	10,000
Convertible Notes Payable - Related Party
Due to Shareholder(s)	167,981
Construction Liability	172,500
Total Current Liabilities	525,097
TOTAL LIABILITIES	525,097
STOCKHOLDERS' DEFICIT:
Common stock, $0.001 par value 10,000 authorized: 6,500 and 4,000 shares issued and outstanding as of December 31, 2016 and 2015, respectively	7
Additional paid-in capital	214,925
Accumulated deficit	(382,421)
TOTAL STOCKHOLDERS' DEFICIT	(167,489)
TOTAL LIABILITIES AND STOCKHOLDERS' DEFICIT	357,608
UPD Holding Inc [Member] | Pro Forma [Member]
CURRENT ASSETS:
Cash and Cash Equivalents	110,120
Inventory
Note Receivable	15,000
Other Current Assets
Total Current Assets	125,120
NONCURRENT ASSETS:
Property, plant and equipment, net
Intangible assets, net
Goodwill
Total noncurrent assets
TOTAL ASSETS	125,120
CURRENT LIABILITIES:
Accounts Payable	33,028
Accrued Liabilities	70,758
Accrued Interest
Notes Payable	100,000
Convertible Notes	50,000
Notes Payable - Related Party
Convertible Notes Payable - Related Party	15,000
Due to Shareholder(s)
Construction Liability
Total Current Liabilities	268,786
TOTAL LIABILITIES	268,786
STOCKHOLDERS' DEFICIT:
Common stock, $0.001 par value 10,000 authorized: 6,500 and 4,000 shares issued and outstanding as of December 31, 2016 and 2015, respectively	406,333
Additional paid-in capital	(272,072)
Accumulated deficit	(277,927)
TOTAL STOCKHOLDERS' DEFICIT	(143,666)
TOTAL LIABILITIES AND STOCKHOLDERS' DEFICIT	125,120
Pro Forma Adjustments [Member] | Pro Forma [Member]
CURRENT ASSETS:
Cash and Cash Equivalents	(17,879)
Inventory	56,782
Note Receivable	(15,000)
Other Current Assets	22,000
Total Current Assets	45,903
NONCURRENT ASSETS:
Property, plant and equipment, net	58,031
Intangible assets, net	1,243,462
Goodwill	492,762
Total noncurrent assets	1,803,583
TOTAL ASSETS	1,849,486
CURRENT LIABILITIES:
Accounts Payable	163,217
Accrued Liabilities
Accrued Interest	(22,500)
Notes Payable	(15,000)
Convertible Notes	(100,000)
Notes Payable - Related Party
Convertible Notes Payable - Related Party
Due to Shareholder(s)	(920)
Construction Liability	(172,500)
Total Current Liabilities	96,997
TOTAL LIABILITIES	96,997
STOCKHOLDERS' DEFICIT:
Common stock, $0.001 par value 10,000 authorized: 6,500 and 4,000 shares issued and outstanding as of December 31, 2016 and 2015, respectively	400,000
Additional paid-in capital	(160,863)
Accumulated deficit	(101,394)
TOTAL STOCKHOLDERS' DEFICIT	1,752,489
TOTAL LIABILITIES AND STOCKHOLDERS' DEFICIT	$ 1,849,486